PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT [Text Block]

16.  PROPERTY, PLANT AND EQUIPMENT

The majority of the Company's property, plant and equipment is used in the Company's operating mine segments. Property, plant and equipment is depreciated using either the straight-line or units-of-production method over the shorter of the estimated useful life of the asset or the expected life of mine. Where an item of property, plant and equipment comprises of major components with different useful lives, the components are accounted for as separate items of property, plant and equipment. Assets under construction are recorded at cost and re-allocated to land and buildings, machinery and equipment or other when they become available for use.

Property, plant and equipment are comprised of the following:

	Land and Buildings(1)	Machinery and Equipment	Assets under Construction(2)	Other	Total
Cost
At December 31, 2022	$237,246	$595,008	$73,927	$36,751	$942,932
Additions	14	2,719	33,749	655	37,137
Reclassification to assets held-for-sale (Note 14)	(14)	26	-	-	12
Transfers and disposals	8,014	43,276	(58,938)	1,039	(6,609)
At December 31, 2023	$245,260	$641,029	$48,738	$38,445	$973,472
Additions	381	2,370	24,281	149	27,180
Transfers and disposals	12,173	5,042	(29,697)	1,529	(10,953)
At December 31, 2024	$257,814	$648,441	$43,322	$40,123	$989,699

Accumulated depreciation, amortization and impairment reversal
At December 31, 2022	($136,987)	($330,728)	$-	($23,882)	($491,597)
Depreciation and amortization	(13,303)	(32,134)	-	(3,600)	(49,037)
Impairment (Note 18)	(7,585)	(21,979)	-	(120)	(29,684)
Reclassification to assets held-for-sale (Note 14)	-	(117)	-	-	(117)
Transfers and disposals	249	2,819	-	189	3,257
At December 31, 2023	($157,626)	($382,139)	$-	($27,413)	($567,178)
Depreciation and amortization	(16,720)	(28,282)	-	(3,251)	(48,253)
Transfers and disposals	1,431	2,597	-	334	4,362
At December 31, 2024	($172,915)	($407,824)	$-	($30,330)	($611,069)

Carrying values
At December 31, 2023	$87,634	$258,890	$48,738	$11,032	$406,294
At December 31, 2024	$84,899	$240,617	$43,322	$9,793	$378,630

(1) Included in land and buildings is $10.4 million (2023 - $10.4 million) worth of land which is not subject to depreciation.

(2) Assets under construction includes certain innovation projects, such as high-intensity grinding ("HIG") mills and related modernization, plant improvements, other mine infrastructures and equipment overhauls.

Property, plant and equipment, including land and buildings, machinery and equipment, assets under construction and other assets above are allocated by mine as follow:

	San Dimas	Santa Elena	La Encantada	Jerritt Canyon	Non-producing Properties(1)	Other(2)(3)	Total
Cost
At December 31, 2022	$164,796	$167,542	$157,923	$209,749	$165,018	$77,904	$942,932
Additions(2)	10,765	9,399	4,309	8,453	14	4,197	37,137
Reclassification to assets held-for-sale	-	-	-	-	12	-	12
Transfers and disposals	7,810	3,187	6,504	(1,534)	(1,546)	(21,030)	(6,609)
At December 31, 2023	$183,371	$180,128	$168,736	$216,668	$163,498	$61,071	$973,472
Additions(2)	8,486	9,251	3,995	2,689	69	2,690	27,180
Transfers and disposals	255	(2,507)	(457)	(1,622)	(1,211)	(5,411)	(10,953)
At December 31, 2024	$192,112	$186,872	$172,274	$217,735	$162,356	$58,350	$989,699

Accumulated depreciation, amortization and impairment
At December 31, 2022	($70,419)	($67,563)	($133,501)	($42,971)	($146,823)	($30,320)	($491,597)
Depreciation and amortization	(15,577)	(15,543)	(4,889)	(10,614)	(165)	(2,249)	(49,037)
Impairment	-	-	-	(29,684)	-	-	(29,684)
Reclassification to assets held-for-sale	-	-	-	-	(117)	-	(117)
Transfers and disposals	(263)	1,491	(331)	572	1,218	570	3,257
At December 31, 2023	($86,259)	($81,615)	($138,721)	($82,697)	($145,887)	($31,999)	($567,178)
Depreciation and amortization	(16,268)	(16,314)	(7,190)	(6,257)	(92)	(2,130)	(48,253)
Transfers and disposals	518	1,387	1,171	275	659	353	4,362
At December 31, 2024	($102,009)	($96,542)	($144,740)	($88,679)	($145,320)	($33,776)	($611,069)

Carrying values
At December 31, 2023	$97,112	$98,513	$30,015	$133,971	$17,611	$29,072	$406,294
At December 31, 2024	$90,103	$90,329	$27,534	$129,057	$17,036	$24,574	$378,630

(1) Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines. La Guitarra and La Parrilla were classified as assets held-for sale up to the date of their dispositions on March 29, 2023 and August 14, 2023, respectively. As of December 31, 2023, the assets and liabilities have been derecognized.

(2) Additions classified in "Other" primarily consist of innovation projects and construction-in-progress.

(3) Included in "Other" is property, plant and equipment of $4.6 million (2023 - $1.8 million) for First Mint which includes the Company's bullion store and its minting facility located in Nevada.